Document and Entity Information	Jul. 14, 2025
Cover [Abstract]
Entity Registrant Name	CORCEPT THERAPEUTICS INC
Amendment Flag	false
Entity Central Index Key	0001088856
Document Type	8-K
Document Period End Date	Jul. 14, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-50679
Entity Tax Identification Number	77-0487658
Entity Address, Address Line One	101 Redwood Shores Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	327-3270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	CORT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false